Share-based compensation - Summary of outstanding and vested incentive subscription rights (Detail)	12 Months Ended
	Dec. 31, 2021 shares kr / shares	Dec. 31, 2020 shares kr / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	71,756,399	56,344,093
Weighted average exercise price of share options outstanding in share-based payment arrangement | kr / shares	kr 1.84	kr 3.82
Weighted average remaining contractual life of outstanding share options	3 years 3 months 25 days	1 year 7 months 28 days
Weighted average remaining time to vest of outstanding share options	1 year 2 months 19 days	1 year 2 months 26 days
Number Of Outstanding Vested Share Options	18,657,117	5,024,700
Weighted Average Exercise Price Of Vested Share Options Outstanding In Sharebased Payment Arrangement	1.59	3.03
Weighted Average Remaining Contractual Life Of Outstanding Vested Share Options	3 years 3 months 25 days	2 years 7 months 2 days
Exercise Price Range One [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	4,330,366	4,938,543
Weighted average exercise price of share options outstanding in share-based payment arrangement | kr / shares	kr 0.15	kr 0.15
Weighted average remaining contractual life of outstanding share options	2 years 4 months 9 days	3 years 4 months 9 days
Weighted average remaining time to vest of outstanding share options	14 days	6 months 14 days
Number Of Outstanding Vested Share Options	2,165,186
Weighted Average Exercise Price Of Vested Share Options Outstanding In Sharebased Payment Arrangement	0.15
Weighted Average Remaining Contractual Life Of Outstanding Vested Share Options	2 years 4 months 9 days
Exercise Price Range Two [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	720,800	868,100
Weighted average exercise price of share options outstanding in share-based payment arrangement | kr / shares	kr 0.71	kr 0.71
Weighted average remaining contractual life of outstanding share options	2 years 4 months 9 days	3 years 4 months 9 days
Weighted average remaining time to vest of outstanding share options	1 year 3 months 14 days	1 year 4 months 2 days
Number Of Outstanding Vested Share Options	310,400	217,025
Weighted Average Exercise Price Of Vested Share Options Outstanding In Sharebased Payment Arrangement	0.71	0.71
Weighted Average Remaining Contractual Life Of Outstanding Vested Share Options	2 years 4 months 9 days	3 years 4 months 6 days
Exercise Price Range Three [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	5,542,500	5,542,500
Weighted average exercise price of share options outstanding in share-based payment arrangement | kr / shares	kr 1.11	kr 1.11
Weighted average remaining contractual life of outstanding share options	2 years 4 months 9 days	3 years 4 months 9 days
Weighted average remaining time to vest of outstanding share options	1 year 14 days	1 year 9 months 14 days
Number Of Outstanding Vested Share Options	1,385,625
Weighted Average Exercise Price Of Vested Share Options Outstanding In Sharebased Payment Arrangement	1.11
Weighted Average Remaining Contractual Life Of Outstanding Vested Share Options	2 years 4 months 9 days
Exercise Price Range Four [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	38,760,433	42,245,000
Weighted average exercise price of share options outstanding in share-based payment arrangement | kr / shares	kr 1.70	kr 1.70
Weighted average remaining contractual life of outstanding share options	3 years 1 month 20 days	4 years 1 month 6 days
Weighted average remaining time to vest of outstanding share options	11 months 15 days	1 year 4 months 6 days
Number Of Outstanding Vested Share Options	14,045,131	2,843,925
Weighted Average Exercise Price Of Vested Share Options Outstanding In Sharebased Payment Arrangement	1.69	1.65
Weighted Average Remaining Contractual Life Of Outstanding Vested Share Options	3 years 1 month 20 days	3 years 4 months 6 days
Exercise Price Range Five [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	20,588,700	20,800
Weighted average exercise price of share options outstanding in share-based payment arrangement | kr / shares	kr 2.51	kr 3.70
Weighted average remaining contractual life of outstanding share options	4 years 2 months 26 days	3 years 4 months 9 days
Weighted average remaining time to vest of outstanding share options	2 years 14 days	10 months 13 days
Number Of Outstanding Vested Share Options		52,000
Weighted Average Exercise Price Of Vested Share Options Outstanding In Sharebased Payment Arrangement		3.70
Weighted Average Remaining Contractual Life Of Outstanding Vested Share Options	4 years 2 months 26 days	3 years 7 days
Exercise Price Range Six [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	1,238,600	1,339,450
Weighted average exercise price of share options outstanding in share-based payment arrangement | kr / shares	kr 3.29	kr 4.28
Weighted average remaining contractual life of outstanding share options	3 years 18 days	1 year 14 days
Weighted average remaining time to vest of outstanding share options	1 year 3 months 25 days	1 month 20 days
Number Of Outstanding Vested Share Options	175,775	871,750
Weighted Average Exercise Price Of Vested Share Options Outstanding In Sharebased Payment Arrangement	3.94	4.28
Weighted Average Remaining Contractual Life Of Outstanding Vested Share Options	3 years 18 days	1 year 3 days
Exercise Price Range Seven [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	575,000	660,000
Weighted average exercise price of share options outstanding in share-based payment arrangement | kr / shares	kr 5.53	kr 5.09
Weighted average remaining contractual life of outstanding share options	1 year 2 months 23 days	2 years 1 month 13 days
Weighted average remaining time to vest of outstanding share options		18 days
Number Of Outstanding Vested Share Options	575,000	620,000
Weighted Average Exercise Price Of Vested Share Options Outstanding In Sharebased Payment Arrangement	5.53	5.09
Weighted Average Remaining Contractual Life Of Outstanding Vested Share Options	1 year 2 months 23 days	2 years 1 month 9 days
Exercise Price Range Eight [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement		467,500
Weighted average exercise price of share options outstanding in share-based payment arrangement | kr / shares		kr 7.76
Weighted average remaining contractual life of outstanding share options		10 months 9 days
Weighted average remaining time to vest of outstanding share options		1 month 13 days
Number Of Outstanding Vested Share Options		363,750
Weighted Average Exercise Price Of Vested Share Options Outstanding In Sharebased Payment Arrangement		7.76
Weighted Average Remaining Contractual Life Of Outstanding Vested Share Options		10 months 13 days
Exercise Price Range Nine [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement		75,000
Weighted average exercise price of share options outstanding in share-based payment arrangement | kr / shares		kr 8.42
Weighted average remaining contractual life of outstanding share options		1 year 4 months 13 days
Weighted average remaining time to vest of outstanding share options		25 days
Number Of Outstanding Vested Share Options		56,250
Weighted Average Exercise Price Of Vested Share Options Outstanding In Sharebased Payment Arrangement		8.42
Weighted Average Remaining Contractual Life Of Outstanding Vested Share Options		1 year 4 months 9 days